Implementation of IFRS 9 and IFRS 15 - IFRS 15 Revenue from Contracts with Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of initial application of standards or interpretations [line items]
Shareholders' equity	£ 48,543	£ 47,952	£ 49,143	£ 47,952
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Deferred income	14
Shareholders' equity	£ (11)		£ (11)